SHARE-BASED COMPENSATION - Impact of Share Options and Restricted Shares (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expenses	$ 30,309	$ 28,503	$ 36,435
Less: Share-based compensation expenses capitalized in property and equipment	(1,039)	(1,135)	(962)
Share-based compensation expenses recognized in general and administrative expenses	29,270	27,368	35,473
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expenses	0	1,883	10,343
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expenses	$ 30,309	$ 26,620	$ 26,092